Financial Instruments - Summary of Offsetting Other Financial Assets and Trade Payable and Other Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of offsetting of financial assets liabilities [abstract]
Gross amounts of recognized other financial assets	₨ 154,129	₨ 165,985
Gross amounts of recognized financial liabilities set off in the balance sheet	(6,630)	(6,448)
Net amounts of recognized other financial assets presented in the balance sheet	147,499	159,537
Gross amounts of recognized trade payables and other payables	95,578	75,634
Financial liabilities Gross amounts of recognized financial liabilities set off in the balance sheet	(6,630)	(6,448)
Net amounts of recognized trade payables and other payables presented in the balance sheet	₨ 88,948	₨ 69,186